Provisions_Details Of Provisions(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		₩ 525,859,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		525,859,000,000
Transfer between stages [Abstract]
Ending		527,929,000,000	[1]	$ 456,899	[1]	₩ 525,859,000,000
Provisions for unused loan commitments
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		210,677,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		210,677,000,000
Transfer between stages [Abstract]
Ending		208,148,000,000				210,677,000,000
Provisions for unused loan commitments | 12-month expected credit losses
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		132,876,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		132,876,000,000
Beginning	[2]					124,487,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		32,622,000,000				25,562,000,000
Transfer to lifetime expected credit losses (non-impaired)		(16,932,000,000)				(11,053,000,000)
Transfer to lifetime expected credit losses (impaired)		(422,000,000)				(481,000,000)
Reversal		(21,171,000,000)				(5,932,000,000)
Increase (decrease) in other provisions		324,000,000				293,000,000
Ending		127,297,000,000				132,876,000,000
Provisions for unused loan commitments | Non-impaired
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		68,920,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		68,920,000,000
Beginning	[2]					63,407,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(31,408,000,000)				(24,067,000,000)
Transfer to lifetime expected credit losses (non-impaired)		17,195,000,000				11,381,000,000
Transfer to lifetime expected credit losses (impaired)		(1,516,000,000)				(1,333,000,000)
Provision		18,036,000,000				19,374,000,000
Increase (decrease) in other provisions		237,000,000				158,000,000
Ending		71,464,000,000				68,920,000,000
Provisions for unused loan commitments | Impaired
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		8,881,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		8,881,000,000
Beginning	[2]					7,746,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(1,214,000,000)				(1,494,000,000)
Transfer to lifetime expected credit losses (non-impaired)		(263,000,000)				(327,000,000)
Transfer to lifetime expected credit losses (impaired)		1,938,000,000				1,815,000,000
Provision		45,000,000				1,141,000,000
Increase (decrease) in other provisions		0				0
Ending		9,387,000,000				8,881,000,000
Provisions for payment guarantees
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		75,175,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		75,175,000,000
Transfer between stages [Abstract]
Ending		77,759,000,000				75,175,000,000
Provisions for payment guarantees | 12-month expected credit losses
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		27,084,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		27,084,000,000
Beginning	[2]					41,637,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		365,000,000				660,000,000
Transfer to lifetime expected credit losses (non-impaired)		(975,000,000)				(913,000,000)
Transfer to lifetime expected credit losses (impaired)		(24,000,000)				(6,000,000)
Reversal		(1,763,000,000)				(14,702,000,000)
Increase (decrease) in other provisions		274,000,000				408,000,000
Ending		24,961,000,000				27,084,000,000
Provisions for payment guarantees | Non-impaired
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		30,109,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		30,109,000,000
Beginning	[2]					39,628,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(365,000,000)				(661,000,000)
Transfer to lifetime expected credit losses (non-impaired)		1,705,000,000				1,055,000,000
Transfer to lifetime expected credit losses (impaired)		(280,000,000)				(87,000,000)
Provision		4,584,000,000
Reversal						(10,069,000,000)
Increase (decrease) in other provisions		259,000,000				243,000,000
Ending		36,012,000,000				30,109,000,000
Provisions for payment guarantees | Impaired
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		17,982,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		17,982,000,000
Beginning	[2]					18,744,000,000
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		0				0
Transfer to lifetime expected credit losses (non-impaired)		(729,000,000)				(141,000,000)
Transfer to lifetime expected credit losses (impaired)		304,000,000				93,000,000
Reversal		(893,000,000)				(897,000,000)
Increase (decrease) in other provisions		122,000,000				183,000,000
Ending		16,786,000,000				17,982,000,000
Provisions for financial guarantee contracts
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		4,275,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		4,275,000,000
Beginning	[2]					4,857,000,000
Transfer between stages [Abstract]
Reversal		(1,865,000,000)				(582,000,000)
Increase (decrease) in other provisions		(77,000,000)				0
Ending		6,063,000,000				4,275,000,000
Provisions for restoration cost
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		108,000,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		108,000,000,000
Beginning	[2]					95,194,000,000
Transfer between stages [Abstract]
Provision		7,037,000,000				7,301,000,000
Reversal		(7,178,000,000)				(2,055,000,000)
Used		(5,211,000,000)				(3,627,000,000)
Unwinding of discount		2,237,000,000				2,507,000,000
Effects of changes in discount rate		15,455,000,000				8,680,000,000
Ending		₩ 120,340,000,000				₩ 108,000,000,000
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.
Others
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		₩ 127,732,000,000				₩ 203,146,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		127,732,000,000				203,146,000,000
Transfer between stages [Abstract]
Provision		121,024,000,000				76,355,000,000
Decrease		(133,137,000,000)				(151,769,000,000)
Ending		115,619,000,000				127,732,000,000
Membership rewards program
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		12,654,000,000				15,112,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		12,654,000,000				15,112,000,000
Transfer between stages [Abstract]
Provision		56,758,000,000				46,277,000,000
Decrease		(54,743,000,000)				(48,735,000,000)
Ending		14,669,000,000				12,654,000,000
Dormant accounts
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		4,377,000,000				5,050,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		4,377,000,000				5,050,000,000
Transfer between stages [Abstract]
Provision		2,378,000,000				2,657,000,000
Decrease		(3,176,000,000)				(3,330,000,000)
Ending		3,579,000,000				4,377,000,000
Litigations
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		21,190,000,000				23,763,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		21,190,000,000				23,763,000,000
Transfer between stages [Abstract]
Provision		23,863,000,000				2,699,000,000
Decrease		(16,363,000,000)				(5,272,000,000)
Ending		28,690,000,000				21,190,000,000
Greenhouse gas emission liablities
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		0				177,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		0				177,000,000
Transfer between stages [Abstract]
Provision		0				0
Decrease		0				(177,000,000)
Ending		0				0
Others
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		89,511,000,000	[3]			159,044,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		89,511,000,000	[3]			159,044,000,000
Transfer between stages [Abstract]
Provision		38,025,000,000	[4]			24,722,000,000	[3]
Decrease		(58,855,000,000)	[4]			(94,255,000,000)	[3]
Ending		68,681,000,000	[4]			89,511,000,000	[3]
Provision on incomplete sales on cardssurance		₩ 2,532,000,000				₩ 26,930,000,000	[3]

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Prepared in accordance with IFRS 9.
[3]	As of December 31, 2018, the Group's provision on incomplete sales on cardssurance are KRW 26,930 million.
[4]	As of December 31, 2019, the Group's provision on incomplete sales on cardssurance are KRW 2,532 million.